Inx Token Warrant Liability - Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement (Details)	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate (%) [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	4.16	3.88
Risk-free interest rate (%) [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	4.58	5.4
Expected life of warrant (years) [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	0.5	0.52
Expected life of warrant (years) [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	10	10
Exercise price [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	0.01	0.01
Exercise price [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	2.81	2.81
Expected volatility of the token prices (%) [Member] | Bottom of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	96.95	89.05
Expected volatility of the token prices (%) [Member] | Top of range [Member]
Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement [Line Items]
Fair value measurement	129.38	108.38